Stock-Based Compensation Awards - Schedule Of Share Based Compensation Stock Options Activity (Detail) - Equity Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Beginning Balance	141,851	73,974
Options, Granted	153,504	106,970
Options, Forfeited	(7,973)	(39,093)
Options, Ending Balance	287,382	141,851
Options exercisable as of December 31, 2021	67,840
Weighted Average Exercise Price, Beginning Balance	$ 5.34	$ 10
Weighted Average Exercise Price, Granted	0.55	3.82
Weighted Average Exercise Price, Forfeited	10	10
Weighted Average Exercise Price, Ending Balance	2.65	$ 5.34
Weighted Average Exercise Price, Options exercisable as of December 31, 2021	$ 5.53
Total Intrinsic Value	$ 0	$ 0
Total Intrinsic Value, Options exercisable as of December 31, 2021	$ 0
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 9 days	8 years 10 months 2 days
Weighted Average Remaining Contractual Life (Years), Options exercisable as of December 31, 2021	7 years 11 months 8 days